Other operating income (expenses), net	12 Months Ended
Dec. 31, 2024
Other Operating Income Expenses Net
Other operating income (expenses), net

33	Other operating income (expenses), net

	2024	2023	2022

Other operating income, net	59,063	99,307	64,638
Other operating expenses	(339,513)	(71,382)	(56,311)

Other operating income (expenses), net	(280,450)	27,925	8,327

Other operating income includes revenue from the sale of property, plant and equipment, contracts awarded in public bids, right to sell electricity, indemnities and reimbursement of expenses, fines and guarantees, property leases, reuse water, PURA projects and services, net of Cofins and PIS.

Other operating expenses usually record the derecognition of concessions assets due to obsolescence, discontinued construction works, unproductive wells, projects considered economically unfeasible, losses on property, plant and equipment, estimated losses and operational assets indemnification. In 2024, R$ 164,022 was recognized related to estimated losses with construction works and projects and R$ 99,653 was recognized as expenses related to the privatization process.